Property and Equipment	3 Months Ended	12 Months Ended
	Apr. 30, 2022	Jan. 31, 2022
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT
3.	PROPERTY AND EQUIPMENT

	April 30,	January 31,
	2022	2022
Lab equipment	$144,585	$144,585
Machinery and equipment	1,205,127	1,138,530
Furniture and fixtures	19,643	19,643
	1,369,355	1,302,758
Less: Accumulated depreciation	(368,482)	(323,461)
Net Property and Equipment	$1,000,873	$979,297

Depreciation expense amounted to $45,021 and $43,808 for the three months ended April 30, 2022 and 2021, respectively. During the three months ended April 30. 2022 and 2021, depreciation expense of $27,693 and $27,166, respectively, have been allocated to cost of goods sold.

4.	PROPERTY AND EQUIPMENT

	January 31,
	2022	2021
Lab equipment	$144,585	$144,585
Machinery and equipment	1,138,530	1,056,935
Furniture and fixtures	19,643	19,643
	1,302,758	1,221,163
Less:
Accumulated depreciation	(323,461)	(144,537)
Net Property and Equipment	$979,297	$1,076,626

Depreciation expense amounted to $178,924 and $91,338 for the years ended January 31, 2022 and 2021, respectively. During the years ended January 31, 2022 and 2021, depreciation expense of $113,000 and $45,000, respectively, have been allocated to cost of goods sold.